Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Intangible assets recorded related to acquisitions	$ 64,606	$ 69,242
Intangible assets recorded related to business combinations	223,300	129,036
Amortization expense on intangible assets	260,328	252,202	$ 253,751
Intangible assets, discount rate			8.60%
Impairment loss		324,145
Unpaid capital expenditure purchased	852	$ 4,123
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Impairment loss			$ 59,894
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Impairment Charge on Reclassified Assets	$ 5,036
Impairment loss			42,981
Merchant Portfolios
Finite Lived Intangible Assets [Line Items]
Impairment loss			$ 27,545